INVESTMENTS IN REHABILITATION AND OTHER FUNDS (Tables)	12 Months Ended
Jun. 30, 2022
Investments in rehabilitation obligation funds [Abstract]
Investments in environmental rehabilitation guarantees [text block]
Amounts in R million Note 2022 2021
Cash and cash equivalents in environmental rehabilitation trust funds - 564.7

Opening balance
564.7 542.2

Transfer to Investment in Guardrisk Cell Captive
(579.5) -

Growth
6 14.8 22.5
Reimbursive right for environmental rehabilitation guarantees - 87.5

Opening balance
87.5 83.8

Lapsing of old environmental rehabilitation policy retained in Guardrisk Cell Captive
(89.3) -

Growth
6 1.8 3.7
Investment in Guardrisk Cell Captive (a) 710.8 -

Opening balance
- -

Transfer to Guardrisk cell captive
668.8 -

Contributions
28.9 -

Growth
6 13.1 -
Investments in rehabilitation and other funds 710.8 652.2
(a) Investment in Guardrisk Cell Captive
The investment in the cell captive is allocated as follows:

710.8 -

Environmental rehabilitation
589.8 -

Directors’ and Officers’ insurance
29.5 -

Other funds
91.5 -

Sensitivity analysis for types of market risk [text block]	Amounts in R million 2022 2021 100 bp increase 7.1 5.6 100 bp (decrease) (7.1) (5.6)